Investments (Short-Term and Long-Term Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Equity method investments	$ 25.8	$ 46.1
Equity investments at cost	12.5	23.1
Items measured at fair value on a recurring basis	16.2	41.1
Time deposits	0.3	0.1
Total investments	54.8	110.4
Less: short-term investments	(0.3)	(0.1)
Non-current investments	$ 54.5	$ 110.3